Condensed Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit after tax	£ 139	£ 419
Movement in fair value reserve (debt instruments):
- Change in fair value	146	167
- Income statement transfers	(166)	(152)
- Taxation	5	(4)
Other comprehensive income fair value reserve (debt instruments)	(15)	11
Cash flow hedges:
- Effective portion of changes in fair value	2,607	360
- Income statement transfers	(2,041)	(42)
- Taxation	(161)	(82)
Other comprehensive income cash flow hedges, total	405	236
Currency translation on foreign operations	(1)	0
Net other comprehensive income/(expense) that may be reclassified to profit or loss subsequently	389	247
Pension remeasurement:
- Change in fair value	(376)	(280)
- Taxation	97	70
Pension remeasurement, total	(279)	(210)
Own credit adjustment:
- Change in fair value	20	(58)
- Taxation	(5)	15
Own credit adjustment, total	15	(43)
Net other comprehensive (expense)/income that will not be reclassified to profit or loss subsequently	(264)	(253)
Total other comprehensive (expense)/income net of tax	125	(6)
Total comprehensive income	264	413
Attributable to:
Equity holders of the parent	254	405
Non-controlling interests	10	8
Total comprehensive income	£ 264	£ 413